Loss Per Share - Summary of Loss Per Share And weighted Average Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (592,753)	$ (30,348)	$ (40,207)
Preference share accretion	(11,327)	(31,870)	(28,322)
Net loss attributable to common stockholders – basic and diluted	$ (604,080)	$ (62,218)	$ (68,529)
Basic weighted average common stock outstanding	150,912,333	70,040,242	68,414,830
Diluted weighted average common stock outstanding	150,912,333	70,040,242	68,414,830
Loss per share attributable to common stockholders – Basic	$ (4)	$ (0.89)	$ (1)
Loss per share attributable to common stockholders – Diluted	$ (4)	$ (0.89)	$ (1)